Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 513.7	$ 491.5
Deferred income tax expense recognized in net earnings	43.9	20.1
Deferred income tax expense recognized in OCI	2.3	2.1
Balance, end of year	$ 559.9	$ 513.7